Consolidated Statements of Comprehensive Income (Loss) - CAD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Statement of comprehensive income [abstract]
Net Earnings (Loss)		$ 4,109	$ 6,450
Items That Will not be Reclassified to Profit or Loss:
Actuarial Gain (Loss) Relating to Pension and Other Post-Employment Benefits		(44)	71
Change in the fair value of equity instruments at FVOCI	[1]	56	2
Items That may be Reclassified to Profit or Loss:
Foreign Currency Translation Adjustment		(274)	713
Total Other Comprehensive Income (Loss), Net of Tax		(262)	786
Comprehensive Income (Loss)		$ 3,847	$ 7,236

[1]	Fair value through other comprehensive income (loss) (“FVOCI”).